Total
PMC Core Fixed Income Fund
PMC Core Fixed Income Fund
Investment Objective.
The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund” or the “Fund”) is to provide current income consistent with low volatility of principal.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	PMC Core Fixed Income Fund Advisor Class Shares	PMC Core Fixed Income Fund Institutional Class Shares
Shareholder Fee, Other | PMC Core Fixed Income Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PMC Core Fixed Income Fund		PMC Core Fixed Income Fund Advisor Class Shares	PMC Core Fixed Income Fund Institutional Class Shares
Management Fees (as a percentage of Assets)		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):		0.24%	0.24%
Expenses (as a percentage of Assets)	[1]	1.29%	1.04%
Fee Waiver or Reimbursement		(0.28%)	(0.28%)
Net Expenses (as a percentage of Assets)	[2]	1.01%	0.76%
[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus because the “Financial Highlights” include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses (“AFFE”).
[2]	Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (the “Adviser”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, AFFE or extraordinary expenses such as litigation (collectively “Excluded Expenses”)) do not exceed 0.75% of the Fund’s average daily net assets through December 29, 2020. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation discussed in the table above is reflected through December 29, 2020.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - PMC Core Fixed Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PMC Core Fixed Income Fund Advisor Class Shares	103	381	681	1,532
PMC Core Fixed Income Fund Institutional Class Shares	78	303	547	1,246

Portfolio Turnover.
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 144.3% of the average value of its portfolio.

Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities that are rated investment grade or better (i.e., securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or determined to be of comparable quality by the Adviser or sub-adviser if the security is unrated). In addition, the Fund may invest up to 20% of its net assets, measured at the time of purchase, in high-yield debt securities that are rated BB+ or lower by S&P or Ba1 or lower by Moody’s, or, if unrated or split rated, securities deemed by the Adviser or sub-adviser to be of comparable quality). Such securities are considered to be below “investment grade” and are also known as “junk bonds.” The lowest rating for any high-yield debt security in which the Fund may invest is CCC+ by S&P or Caa1 by Moody’s. The Fund may invest in fixed income securities with a range of maturities, from short-term obligations carrying maturities of less than one year to long-term obligations carrying maturities of more than 20 years. It is expected that the weighted average maturity of the securities in the Fund will closely approximate the weighted average maturity of the Bloomberg Barclays Capital Aggregate Bond Index.
The Fund intends to invest in the following types of fixed income securities:

• U.S. Government and Agency Obligations	• U.S. Treasury obligations and other “stripped securities”
• mortgage-backed securities	• asset-backed securities
• U.S. and foreign corporate debt	• municipal securities
• obligations of international agencies or supranational entities	• zero-coupon, pay-in-kind or deferred-payment securities
• when-issued securities	• delayed-delivery securities
• custodial receipts	• high-yield debt securities
• emerging markets debt	• convertible securities
The Fund may invest up to 20% of its net assets in fixed income securities issued by foreign corporations and foreign governments, including corporations and governments in emerging markets that are denominated in a currency other than the U.S. dollar. The foreign fixed income securities in which the Fund invests may have maturities of any length, and may be investment grade, non-investment grade or unrated. In addition to direct investments in fixed income securities, at any time the Fund may seek to achieve its investment objective by allocating up to 100% of its assets among shares of different exchange-traded funds (“ETFs”) that invest in fixed income securities that are rated investment grade or better by Moody’s, S&P or another NRSRO.
The Manager of Managers Approach. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and may actively manage a portion of the Fund’s portfolio. The Adviser believes that an investment’s reward and risk characteristics can be enhanced by employing multiple sub-advisory firms, with complementary styles and approaches, who manage distinct segments of a market, asset class or investment style for the Fund. In managing the Fund, the Fund’s sub-advisers generally rely on detailed proprietary research. The sub-advisers focus on the sectors and securities they believe are undervalued relative to the market. The Fund’s sub-advisers will trade the Fund’s portfolio securities actively, and may experience a high portfolio turnover rate. In selecting individual securities for investment, the Fund’s sub-advisers typically:

•	use in-depth fundamental research to identify sectors and securities for investment by the Fund and to analyze risk;

•	exploit inefficiencies in the valuation of risk and reward;

•	look to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and

•	consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.
The Fund’s sub-advisers generally sell securities in order to take advantage of investments in other securities offering what the sub-adviser believes is the potential for more attractive current income or capital gain or both.

Principal Risks.
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•
Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
When‑Issued Securities Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Foreign Securities and Currency Risk. Risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Income earned on foreign securities may be subject to foreign withholding taxes.

•
ETF Risk. Risk associated with bearing indirect fees and expenses charged by ETFs in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those ETFs. Also, there is a risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

•
High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund and distribution to shareholders of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. As a result, it is likely you may have a higher tax liability as distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

•
Debt Securities Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Debt Securities Risk. The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Municipal Securities Risk. The value of municipal securities may be adversely affected by local political and economic factors, supply and demand factors, the creditworthiness of the issuer, or the ability of the issuer or projects backing such securities to generate taxes or revenues.

•
Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to the risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

•
U.S. Government and U.S. Agency Obligations Risk. Entities that are not backed by the full faith and credit of the U.S. Government may default on a financial obligation. The value of these types of securities may also decline when market interest rates increase.

•
Interest Rate Risk. Debt securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt securities with shorter maturities.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call”-or repay- its high yielding bonds before their maturity dates.

•
Prepayment and Extension Risk. Prepayment occurs when the issuer of a debt security can repay principal prior to the security’s maturity. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

•
Credit Risk. Debt securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.

•
Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time.

•
Emerging Markets Risk. The Fund may invest in securities of foreign companies located in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling toll-free at (866) PMC-7338.

Advisor Class Shares(1) Calendar Year Returns as of December 31

(1) Because Institutional Class shares are new, the returns shown in the bar chart are for Advisor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Institutional Class shares have lower expenses and, as a result, annual returns would be higher.

The Fund’s calendar year-to-date return as of September 30, 2019 was 8.73%. During the period shown in the bar chart, the best performance for a quarter was 5.96% (for the quarter ended September 30, 2009) and the worst performance was -3.08% (for the quarter ended June 30, 2013).

Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - PMC Core Fixed Income Fund		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		Bloomberg Barclays Capital Aggregate Bond Index	0.01%	2.52%	3.48%	3.82%	Sep. 28, 2007
PMC Core Fixed Income Fund Advisor Class Shares	[1]	Return Before Taxes	(1.36%)	1.80%	3.87%	4.23%	Sep. 28, 2007
PMC Core Fixed Income Fund Advisor Class Shares | After Taxes on Distributions	[1]	Return After Taxes on Distributions	(2.31%)	0.97%	2.71%	3.08%
PMC Core Fixed Income Fund Advisor Class Shares | After Taxes on Distributions and Sales	[1]	Return After Taxes on Distributions and Sale of Fund Shares	(0.80%)	1.02%	2.59%	2.95%
[1]	Because Institutional Class shares are new, the returns shown in the table are for Advisor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Institutional Class shares have lower expenses and, as a result, annual returns would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

PMC Diversified Equity Fund
PMC Diversified Equity Fund
Investment Objective.
The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	PMC Diversified Equity Fund Class Advisor Class Shares	PMC Diversified Equity Fund Class Institutional Class Shares
Shareholder Fee, Other | PMC Diversified Equity Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PMC Diversified Equity Fund		PMC Diversified Equity Fund Class Advisor Class Shares	PMC Diversified Equity Fund Class Institutional Class Shares
Management Fees (as a percentage of Assets)		0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):		0.17%	0.21%
Expenses (as a percentage of Assets)	[1]	0.95%	0.74%
Expense Recoupment		0.04%	none
Net Expenses (as a percentage of Assets)	[2]	0.99%	0.74%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus because the “Financial Highlights” include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses (“AFFE”).
[2]	Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (the “Adviser”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, AFFE or extraordinary expenses such as litigation (collectively “Excluded Expenses”)) do not exceed 0.73% of the Fund’s average daily net assets through December 29, 2020. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation discussed in the table above is reflected through December 29, 2020.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - PMC Diversified Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PMC Diversified Equity Fund Class Advisor Class Shares	101	307	529	1,170
PMC Diversified Equity Fund Class Institutional Class Shares	76	237	411	918

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111.4% of the average value of its portfolio.

Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies and non-U.S. companies with varying market capitalizations.
To achieve its investment objective, the Fund will generally invest in common stocks and preferred stocks, convertible securities (specifically, convertible preferred stocks) and other equity securities of U.S. and non-U.S. companies, including when-issued securities. The Fund may invest up to 50% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest up to 10% of its net assets in the equity securities of companies located in countries considered to have emerging market economies. In addition to direct investments in equity securities, at any time the Fund may seek to achieve its investment objective by investing in shares of different exchange-traded funds (“ETFs”) that invest in equity securities.
The Adviser uses a proprietary quantitative risk factor model for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund according to parameters and constraints set by the Fund’s portfolio managers. The Fund invests in issuers that the Adviser believes offer potential for capital growth. In identifying candidates for investment, the Adviser may consider the issuer’s likelihood of above average earnings growth, the securities’ attractive relative valuation, the quality of the securities and whether the issuer has any proprietary advantages. The Fund generally sells securities when the Adviser believes they are fully priced or when significantly more attractive investment candidates become available. The Fund may invest in companies of any market capitalization and may invest in securities of domestic or foreign issuers. The Fund is designed to maintain a “core” or “blend” approach, and the Adviser manages the Fund’s portfolio of securities in such a way as to mitigate significant growth or value style biases.

Principal Risks.
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
When‑Issued Securities Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Foreign Securities and Currency Risk. Risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Income earned on foreign securities may be subject to foreign withholding taxes.

•
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Mid-Cap, Small-Cap and Micro-Cap Company Risk. Securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•
Convertible Securities Risk. The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders. Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

•
ETF Risk. Risk associated with bearing indirect fees and expenses charged by ETFs in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those ETFs. Also, there is a risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

•
Emerging Markets Risk. The Fund may invest in securities of foreign companies located in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund and distribution to shareholders of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. As a result, it is likely you may have a higher tax liability as distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling toll-free at (866) PMC-7338.
On May 25, 2018, the Adviser assumed all responsibilities for selecting investments in the Fund’s portfolio in connection with a change to the Fund’s investment strategies. The Fund’s performance prior to this date reflects the Fund’s returns achieved when the Adviser actively managed a portion of the Fund’s portfolio and used a “manager of managers” investment strategy by engaging sub-advisers to manage other portions of the Fund’s portfolio.

Advisor Class Shares(1) Calendar Year Returns as of December 31

(1) Because Institutional Class shares are new, the returns shown in the bar chart are for Advisor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Institutional Class shares have lower expenses and, as a result, annual returns would be higher.

The Fund’s calendar year-to-date return as of September 30, 2019 was 12.44%. During the period shown in the bar chart, the best performance for a quarter was 12.44% (for the quarter ended September 30, 2010) and the worst performance was -18.01% (for the quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - PMC Diversified Equity Fund		Label	1 Year	5 Years	Since Inception	Inception Date
MSCI World Index Net Return (reflects no deduction for fees, expenses, or taxes)		MSCI World Index Net Return (reflects no deduction for fees, expenses, or taxes)	(8.71%)	4.56%	8.22%	Aug. 26, 2009
PMC Diversified Equity Fund Class Advisor Class Shares	[1]	Return Before Taxes	(10.78%)	3.22%	8.32%	Aug. 26, 2009
PMC Diversified Equity Fund Class Advisor Class Shares | After Taxes on Distributions	[1]	Return After Taxes on Distributions	(13.33%)	1.94%	7.31%
PMC Diversified Equity Fund Class Advisor Class Shares | After Taxes on Distributions and Sales	[1]	Return After Taxes on Distributions and Sale of Fund Shares	(4.81%)	2.45%	6.69%
[1]	Because Institutional Class shares are new, the returns shown in the table are for Advisor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Institutional Class shares have lower expenses and, as a result, annual returns would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.